FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

6. FAIR VALUE OF ASSETS AND LIABILITIES

For a description of the fair value hierarchy and the Group’s fair value methodologies, see “Note 2—Summary of Significant Accounting Policies.”

Financial instruments recorded at fair value

Assets and Liabilities Recorded at Fair Value

The Group does not have assets or liabilities measured at fair value on a non-recurring basis.

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

				Balance at
December 31, 2021	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Investment in marketable securities	169,815	—	—	169,815
Total Assets	169,815	—	—	169,815

There were no investments in marketable securities as of December 31, 2020.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including cash and cash equivalents, restricted cash, term deposits, accounts receivable, other receivables, loan receivables, prepaid expenses and other assets, accrued expenses and other liabilities and amounts due from/to related parties are not recorded at fair value. The fair values of these financial instruments, other than loans receivable, approximate their carrying value reported in the consolidated balance sheets due to the short term nature of these assets and liabilities. The fair value of loans receivable is disclosed in Note 4.